Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Accounts Receivable - Schedule of Accounts Receivable

The breakdown of the accounts receivable balance is detailed below:

	As at December 31,	As at December 31,
USD'000	2024	2023
Trade accounts receivable	4,133	5,380
Allowance for credit losses	(94)	(114)
Accounts receivable from other related parties	158	178
Accounts receivable from board members	49	-
Accounts receivable from underwriters, promoters, and employees	2	-
Other accounts receivable	37	27
Total accounts receivable, net of allowance for credit losses	4,285	5,471